Equity method investments (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Affiliate jointly - owned companies - summarized financial information [Line Items]
Voyage revenue	$ 468,189	$ 490,378	$ 483,995
Affiliates balance sheet date [Member]
Affiliate jointly - owned companies - summarized financial information [Line Items]
Non-current assets	952,458	290,805
Current assets	35,993	11,969
Total assets of affiliates	988,451	302,774
Current liabilities	39,428	5,335
Affiliates income statement period [Member]
Affiliate jointly - owned companies - summarized financial information [Line Items]
Voyage revenue	45,887	14,218
Net income/ (loss)	$ 736	$ (1,669)